Distribution Date:	08/17/26	Benchmark 2021-B24 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-B24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Attention: Kunal K. Singh		US_CMBS_Notice@jpmorgan.com
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Midland Loan Services
Mortgage Loan Detail (Part 1)	14-15		Executive Vice President - Division Head	(913) 253-9001	askmidlandls.com
			10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		Attention: Benchmark 2021-B24 - Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Directing Certificateholder	Eightfold Real Estate Capital, L.P.
Collateral Stratification and Historical Detail	21
			-
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	24		Bank, N.A.
Historical Liquidated Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163CAY5	0.647600%	11,152,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08163CAZ2	1.953300%	73,848,000.00	17,366,432.49	0.00	28,268.21	0.00	0.00	28,268.21	17,366,432.49	32.03%	30.00%
A-3	08163CBA6	2.010300%	81,111,000.00	81,111,000.00	0.00	135,881.20	0.00	0.00	135,881.20	81,111,000.00	32.03%	30.00%
A-4	08163CBB4	2.263800%	213,500,000.00	213,500,000.00	0.00	402,767.75	0.00	0.00	402,767.75	213,500,000.00	32.03%	30.00%
A-5	08163CBC2	2.584300%	365,781,000.00	365,781,000.00	0.00	787,739.87	0.00	0.00	787,739.87	365,781,000.00	32.03%	30.00%
A-SB	08163CBD0	2.255900%	25,562,000.00	23,914,642.42	401,381.83	44,957.53	0.00	0.00	446,339.36	23,513,260.59	32.03%	30.00%
A-S	08163CBG3	2.779600%	86,732,000.00	86,732,000.00	0.00	200,900.22	0.00	0.00	200,900.22	86,732,000.00	23.62%	22.13%
B	08163CBH1	2.598300%	49,562,000.00	49,562,000.00	0.00	107,314.12	0.00	0.00	107,314.12	49,562,000.00	18.82%	17.63%
C	08163CBJ7	3.293400%	49,561,000.00	49,561,000.00	0.00	136,020.16	0.00	0.00	136,020.16	49,561,000.00	14.01%	13.13%
D	08163CAJ8	2.000000%	31,664,000.00	31,664,000.00	0.00	52,773.33	0.00	0.00	52,773.33	31,664,000.00	10.94%	10.25%
E	08163CAL3	2.000000%	26,158,000.00	26,158,000.00	0.00	43,596.67	0.00	0.00	43,596.67	26,158,000.00	8.41%	7.88%
F	08163CAN9	2.500000%	28,910,000.00	28,910,000.00	0.00	60,229.17	0.00	0.00	60,229.17	28,910,000.00	5.60%	5.25%
G	08163CAQ2	2.500000%	12,391,000.00	12,391,000.00	0.00	25,814.58	0.00	0.00	25,814.58	12,391,000.00	4.40%	4.13%
NR*	08163CAS8	2.500000%	45,431,418.00	45,431,418.00	0.00	94,630.19	0.00	0.00	94,630.19	45,431,418.00	0.00%	0.00%
Class RR	08163CBK4	3.625980%	20,859,855.00	19,547,672.27	7,602.18	59,065.88	0.00	0.00	66,668.06	19,540,070.09	0.00%	0.00%
RR Interest	N/A	3.625980%	37,106,641.00	34,772,459.23	13,523.18	105,069.59	0.00	0.00	118,592.77	34,758,936.05	0.00%	0.00%
R	08163CAW9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08163CAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,159,329,914.00	1,086,402,624.41	422,507.19	2,285,028.47	0.00	0.00	2,707,535.66	1,085,980,117.22

X-A	08163CBE8	1.189901%	857,686,000.00	788,405,074.91	0.00	781,769.72	0.00	0.00	781,769.72	788,003,693.08
X-B	08163CBF5	0.680134%	99,123,000.00	99,123,000.00	0.00	56,180.77	0.00	0.00	56,180.77	99,123,000.00
X-D	08163CAA7	1.625980%	57,822,000.00	57,822,000.00	0.00	78,347.87	0.00	0.00	78,347.87	57,822,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	08163CAC3	1.125980%	28,910,000.00	28,910,000.00	0.00	27,126.75	0.00	0.00	27,126.75	28,910,000.00
X-G	08163CAE9	1.125980%	12,391,000.00	12,391,000.00	0.00	11,626.69	0.00	0.00	11,626.69	12,391,000.00
X-NR	08163CAG4	1.125980%	45,431,418.00	45,431,418.00	0.00	42,629.07	0.00	0.00	42,629.07	45,431,418.00
Notional SubTotal			1,101,363,418.00	1,032,082,492.91	0.00	997,680.87	0.00	0.00	997,680.87	1,031,681,111.08

Deal Distribution Total					422,507.19	3,282,709.34	0.00	0.00	3,705,216.53

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163CAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08163CAZ2	235.16456085	0.00000000	0.38278911	0.00000000	0.00000000	0.00000000	0.00000000	0.38278911	235.16456085
A-3	08163CBA6	1,000.00000000	0.00000000	1.67524997	0.00000000	0.00000000	0.00000000	0.00000000	1.67524997	1,000.00000000
A-4	08163CBB4	1,000.00000000	0.00000000	1.88650000	0.00000000	0.00000000	0.00000000	0.00000000	1.88650000	1,000.00000000
A-5	08163CBC2	1,000.00000000	0.00000000	2.15358335	0.00000000	0.00000000	0.00000000	0.00000000	2.15358335	1,000.00000000
A-SB	08163CBD0	935.55443314	15.70228581	1.75876418	0.00000000	0.00000000	0.00000000	0.00000000	17.46105000	919.85214733
A-S	08163CBG3	1,000.00000000	0.00000000	2.31633330	0.00000000	0.00000000	0.00000000	0.00000000	2.31633330	1,000.00000000
B	08163CBH1	1,000.00000000	0.00000000	2.16524999	0.00000000	0.00000000	0.00000000	0.00000000	2.16524999	1,000.00000000
C	08163CBJ7	1,000.00000000	0.00000000	2.74449991	0.00000000	0.00000000	0.00000000	0.00000000	2.74449991	1,000.00000000
D	08163CAJ8	1,000.00000000	0.00000000	1.66666656	0.00000000	0.00000000	0.00000000	0.00000000	1.66666656	1,000.00000000
E	08163CAL3	1,000.00000000	0.00000000	1.66666679	0.00000000	0.00000000	0.00000000	0.00000000	1.66666679	1,000.00000000
F	08163CAN9	1,000.00000000	0.00000000	2.08333345	0.00000000	0.00000000	0.00000000	0.00000000	2.08333345	1,000.00000000
G	08163CAQ2	1,000.00000000	0.00000000	2.08333306	0.00000000	0.00000000	0.00000000	0.00000000	2.08333306	1,000.00000000
NR	08163CAS8	1,000.00000000	0.00000000	2.08292398	0.00040941	1.73966219	0.00000000	0.00000000	2.08292398	1,000.00000000
Class RR	08163CBK4	937.09530915	0.36444069	2.83155755	0.00001678	0.07398997	0.00000000	0.00000000	3.19599825	936.73086846
RR Interest	N/A	937.09530944	0.36444096	2.83155756	0.00001698	0.07399026	0.00000000	0.00000000	3.19599853	936.73086847
R	08163CAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08163CAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163CBE8	919.22343948	0.00000000	0.91148709	0.00000000	0.00000000	0.00000000	0.00000000	0.91148709	918.75545722
X-B	08163CBF5	1,000.00000000	0.00000000	0.56677835	0.00000000	0.00000000	0.00000000	0.00000000	0.56677835	1,000.00000000
X-D	08163CAA7	1,000.00000000	0.00000000	1.35498374	0.00000000	0.00000000	0.00000000	0.00000000	1.35498374	1,000.00000000
X-F	08163CAC3	1,000.00000000	0.00000000	0.93831719	0.00000000	0.00000000	0.00000000	0.00000000	0.93831719	1,000.00000000
X-G	08163CAE9	1,000.00000000	0.00000000	0.93831733	0.00000000	0.00000000	0.00000000	0.00000000	0.93831733	1,000.00000000
X-NR	08163CAG4	1,000.00000000	0.00000000	0.93831696	0.00000000	0.00000000	0.00000000	0.00000000	0.93831696	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	28,268.21	0.00	28,268.21	0.00	0.00	0.00	28,268.21	0.00
A-3	07/01/26 - 07/30/26	30	0.00	135,881.20	0.00	135,881.20	0.00	0.00	0.00	135,881.20	0.00
A-4	07/01/26 - 07/30/26	30	0.00	402,767.75	0.00	402,767.75	0.00	0.00	0.00	402,767.75	0.00
A-5	07/01/26 - 07/30/26	30	0.00	787,739.87	0.00	787,739.87	0.00	0.00	0.00	787,739.87	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	44,957.53	0.00	44,957.53	0.00	0.00	0.00	44,957.53	0.00
X-A	07/01/26 - 07/30/26	30	0.00	781,769.72	0.00	781,769.72	0.00	0.00	0.00	781,769.72	0.00
X-B	07/01/26 - 07/30/26	30	0.00	56,180.77	0.00	56,180.77	0.00	0.00	0.00	56,180.77	0.00
X-D	07/01/26 - 07/30/26	30	0.00	78,347.87	0.00	78,347.87	0.00	0.00	0.00	78,347.87	0.00
X-F	07/01/26 - 07/30/26	30	0.00	27,126.75	0.00	27,126.75	0.00	0.00	0.00	27,126.75	0.00
X-G	07/01/26 - 07/30/26	30	0.00	11,626.69	0.00	11,626.69	0.00	0.00	0.00	11,626.69	0.00
X-NR	07/01/26 - 07/30/26	30	0.00	42,629.07	0.00	42,629.07	0.00	0.00	0.00	42,629.07	0.00
A-S	07/01/26 - 07/30/26	30	0.00	200,900.22	0.00	200,900.22	0.00	0.00	0.00	200,900.22	0.00
B	07/01/26 - 07/30/26	30	0.00	107,314.12	0.00	107,314.12	0.00	0.00	0.00	107,314.12	0.00
C	07/01/26 - 07/30/26	30	0.00	136,020.16	0.00	136,020.16	0.00	0.00	0.00	136,020.16	0.00
D	07/01/26 - 07/30/26	30	0.00	52,773.33	0.00	52,773.33	0.00	0.00	0.00	52,773.33	0.00
E	07/01/26 - 07/30/26	30	0.00	43,596.67	0.00	43,596.67	0.00	0.00	0.00	43,596.67	0.00
F	07/01/26 - 07/30/26	30	0.00	60,229.17	0.00	60,229.17	0.00	0.00	0.00	60,229.17	0.00
G	07/01/26 - 07/30/26	30	0.00	25,814.58	0.00	25,814.58	0.00	0.00	0.00	25,814.58	0.00
NR	07/01/26 - 07/30/26	30	78,852.44	94,648.79	0.00	94,648.79	18.60	0.00	0.00	94,630.19	79,035.32
Class RR	07/01/26 - 07/30/26	30	1,538.42	59,066.23	0.00	59,066.23	0.35	0.00	0.00	59,065.88	1,543.42
RR Interest	07/01/26 - 07/30/26	30	2,736.63	105,070.22	0.00	105,070.22	0.63	0.00	0.00	105,069.59	2,745.53
Totals			83,127.49	3,282,728.92	0.00	3,282,728.92	19.58	0.00	0.00	3,282,709.34	83,324.27

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	3,705,216.53
Non-VRR Available Funds	3,519,955.70
VRR Available Funds	185,260.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,295,918.07	Master Servicing Fee	5,190.51
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,221.16
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	467.76
ARD Interest	0.00	Operating Advisor Fee	1,103.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	205.81
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,295,918.07	Total Fees	13,189.15

Principal		Expenses/Reimbursements
Scheduled Principal	422,507.19	Reimbursement for Interest on Advances	19.58
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	422,507.19	Total Expenses/Reimbursements	19.58

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,282,709.34
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	422,507.19
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,705,216.53
Total Funds Collected	3,718,425.26	Total Funds Distributed	3,718,425.26

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,086,402,624.90	1,086,402,624.90	Beginning Certificate Balance	1,086,402,624.41
(-) Scheduled Principal Collections	422,507.19	422,507.19	(-) Principal Distributions	422,507.19
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,085,980,117.71	1,085,980,117.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,086,421,540.96	1,086,421,540.96	Ending Certificate Balance	1,085,980,117.22
Ending Actual Collateral Balance	1,085,980,117.71	1,085,980,117.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.49)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.49)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.63%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	89,108,885.49	8.21%	49	3.6944	NAP	Defeased	6	89,108,885.49	8.21%	49	3.6944	NAP
9,999,999 or less	12	75,459,263.71	6.95%	49	3.9527	2.088146	1.99 or less	12	265,173,289.39	24.42%	42	3.6323	1.495570
10,000,000 to 19,999,999	6	91,364,807.67	8.41%	55	3.6404	2.694859	2.00 to 2.49	11	241,688,044.33	22.26%	55	3.5928	2.120921
20,000,000 to 29,999,999	8	187,653,697.54	17.28%	44	3.6353	2.490021	2.50 to 2.99	5	186,578,776.96	17.18%	55	3.4472	2.667941
30,000,000 to 39,999,999	5	173,764,686.34	16.00%	50	3.6358	4.979525	3.00 to 3.49	5	75,795,454.54	6.98%	29	3.2607	3.247532
40,000,000 to 49,999,999	6	263,628,776.96	24.28%	53	3.5532	3.173709	3.50 and greater	7	227,635,667.00	20.96%	48	3.4036	5.959206
50,000,000 or greater	3	205,000,000.00	18.88%	40	3.0004	2.130000	Totals	46	1,085,980,117.71	100.00%	48	3.5229	2.965698
Totals	46	1,085,980,117.71	100.00%	48	3.5229	2.965698
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	89,108,885.49	8.21%	49	3.6944	NAP	Texas	5	75,550,726.10	6.96%	55	4.3264	1.152568
Alabama	3	4,867,967.45	0.45%	55	3.8300	2.060000	Washington	2	47,175,454.54	4.34%	20	3.5657	2.801753
Arkansas	2	1,806,948.71	0.17%	54	3.1510	2.560000	West Virginia	1	1,008,225.00	0.09%	54	3.1510	2.560000
California	3	58,600,000.00	5.40%	55	3.7719	2.166792	Wisconsin	4	10,500,592.55	0.97%	55	3.7160	2.980000
Colorado	1	17,593,557.67	1.62%	55	3.8700	2.150000	Totals	66	1,085,980,117.71	100.00%	48	3.5229	2.965698
Florida	4	147,460,269.21	13.58%	54	3.4315	2.208660
									Property Type³
Georgia	1	8,990,730.53	0.83%	55	3.7160	2.980000
Idaho	1	30,995,000.00	2.85%	54	3.4990	14.790000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	1	11,230,635.72	1.03%	55	3.7160	2.980000		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	2	3,675,024.90	0.34%	55	3.5862	2.883480	Defeased	4	89,108,885.49	8.21%	49	3.6944	NAP
Louisiana	1	942,755.85	0.09%	54	3.1510	2.560000	Industrial	13	114,222,334.62	10.52%	55	3.6972	2.661102
Michigan	3	24,726,760.97	2.28%	55	4.1353	1.116891	Lodging	4	120,671,206.89	11.11%	42	3.5144	4.113925
Minnesota	4	6,144,765.15	0.57%	55	3.4565	2.787133	Mixed Use	6	129,281,250.00	11.90%	52	3.4218	4.013093
Mississippi	1	1,126,069.49	0.10%	54	3.1510	2.560000	Multi-Family	2	36,035,000.00	3.32%	55	3.9153	2.609446
Nevada	2	79,985,667.01	7.37%	43	3.5580	4.450000	Office	13	491,057,717.33	45.22%	45	3.4245	1.963882
New Jersey	1	5,685,539.88	0.52%	27	5.2120	1.380000	Retail	19	80,794,290.06	7.44%	52	3.6430	6.962639
New York	9	263,668,474.36	24.28%	42	3.1350	2.185179	Self Storage	5	24,809,433.82	2.28%	55	3.6615	2.800721
North Carolina	1	1,103,360.71	0.10%	55	3.7160	2.980000	Totals	66	1,085,980,117.71	100.00%	48	3.5229	2.965698
North Dakota	1	896,927.44	0.08%	54	3.1510	2.560000
Ohio	1	16,184,290.06	1.49%	41	4.0380	1.680000
Oklahoma	1	779,082.96	0.07%	54	3.1510	2.560000
Oregon	2	71,500,000.00	6.58%	53	3.3364	5.210769
Pennsylvania	1	4,019,385.41	0.37%	55	3.7160	2.980000
South Dakota	1	867,466.32	0.08%	54	3.1510	2.560000
Tennessee	3	99,785,554.73	9.19%	51	3.4208	3.112494

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	89,108,885.49	8.21%	49	3.6944	NAP	Defeased	6	89,108,885.49	8.21%	49	3.6944	NAP
	2.99999% or less	1	80,000,000.00	7.37%	17	2.5916	1.730000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.00000% to 3.49999%	13	409,795,454.54	37.74%	49	3.2742	4.001742	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.50000% to 3.99999%	18	376,843,954.66	34.70%	52	3.6663	2.846640	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	7	124,546,283.14	11.47%	53	4.3058	1.210496	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% or greater	1	5,685,539.88	0.52%	27	5.2120	1.380000	49 months or greater	40	996,871,232.22	91.79%	48	3.5076	3.019090
	Totals	46	1,085,980,117.71	100.00%	48	3.5229	2.965698	Totals	46	1,085,980,117.71	100.00%	48	3.5229	2.965698
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	89,108,885.49	8.21%	49	3.6944	NAP	Defeased	6	89,108,885.49	8.21%	49	3.6944	NAP
	60 months or less	40	996,871,232.22	91.79%	48	3.5076	3.019090	Interest Only	28	763,205,593.77	70.28%	46	3.3718	3.415384
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	332 months or less	12	233,665,638.45	21.52%	53	3.9512	1.724702
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	333 months or more	0	0.00	0.00%	0	0.0000	0.000000
	120 months or more	0	0.00	0.00%	0	0.0000	0.000000	Totals	46	1,085,980,117.71	100.00%	48	3.5229	2.965698
	Totals	46	1,085,980,117.71	100.00%	48	3.5229	2.965698
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	89,108,885.49	8.21%	49	3.6944	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	39	983,021,232.22	90.52%	48	3.5126	3.025558
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	13,850,000.00	1.28%	54	3.1510	2.560000
	Totals	46	1,085,980,117.71	100.00%	48	3.5229	2.965698
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2	30506918	OF	New York	NY	Actual/360	2.592%	178,531.76	0.00	0.00	01/01/28	03/01/32	--	80,000,000.00	80,000,000.00	08/01/26
2A-13-9	30319471	LO	Las Vegas	NV	Actual/360	3.558%	122,509.42	0.00	0.00	03/05/30	03/05/32	--	39,985,667.00	39,985,667.00	08/05/26
2A-15-9	30319472				Actual/360	3.558%	122,553.33	0.00	0.00	03/05/30	03/05/32	--	40,000,000.00	40,000,000.00	08/05/26
3A2	30506790	OF	West Palm Beach	FL	Actual/360	3.340%	143,806.63	0.00	0.00	N/A	02/06/31	--	50,000,000.00	50,000,000.00	08/06/26
3A4	30506792				Actual/360	3.340%	71,903.32	0.00	0.00	N/A	02/06/31	--	25,000,000.00	25,000,000.00	08/06/26
4A1	30506862	OF	Brooklyn	NY	Actual/360	3.210%	207,312.50	0.00	0.00	N/A	03/06/31	--	75,000,000.00	75,000,000.00	08/06/26
5A2	30506821	MU	Portland	OR	Actual/360	3.299%	127,851.91	0.00	0.00	N/A	01/01/31	--	45,000,000.00	45,000,000.00	08/01/26
5A3	30506822				Actual/360	3.299%	59,664.22	0.00	0.00	N/A	01/01/31	--	21,000,000.00	21,000,000.00	08/01/26
6A1	30506851	OF	Houston	TX	Actual/360	4.460%	136,022.74	60,658.69	0.00	N/A	03/06/31	--	35,417,464.52	35,356,805.83	08/06/26
6A3	30506852				Actual/360	4.460%	90,681.83	40,439.13	0.00	N/A	03/06/31	--	23,611,642.58	23,571,203.45	08/06/26
7A1	30530117	IN	Various	Various	Actual/360	3.716%	134,389.64	0.00	0.00	N/A	03/06/31	--	41,998,222.23	41,998,222.23	08/06/26
7A1A	30512907				Actual/360	3.716%	27,277.28	0.00	0.00	N/A	03/06/31	12/06/30	8,524,444.44	8,524,444.44	08/06/26
7A1B	30513468				Actual/360	3.716%	30,326.41	0.00	0.00	N/A	03/06/31	12/06/30	9,477,333.33	9,477,333.33	08/06/26
9	30506878	IN	Chattanooga	TN	Actual/360	3.610%	152,952.77	72,374.92	0.00	N/A	03/06/31	--	49,202,929.65	49,130,554.73	08/06/26
10A1	30506865	OF	New York	NY	Actual/360	3.371%	130,626.25	0.00	0.00	N/A	03/07/31	--	45,000,000.00	45,000,000.00	08/07/26
11	30530062	RT	Dawsonville	GA	Actual/360	3.550%	133,894.17	0.00	0.00	N/A	02/06/30	--	43,800,000.00	43,800,000.00	08/06/26
12	30506880	OF	Beverly Hills	CA	Actual/360	3.784%	138,483.89	0.00	0.00	N/A	03/06/31	--	42,500,000.00	42,500,000.00	08/06/26
13A2	30506524	LO	Nashville	TN	Actual/360	3.139%	94,605.97	0.00	0.00	N/A	03/06/30	--	35,000,000.00	35,000,000.00	08/06/26
14	30506840	OF	Saint Petersburg	FL	Actual/360	3.500%	97,897.11	54,778.08	0.00	N/A	03/06/31	--	32,481,991.59	32,427,213.51	08/06/26
15A2	30506776	RT	Meridian	ID	Actual/360	3.499%	93,388.80	0.00	0.00	N/A	02/05/31	--	30,995,000.00	30,995,000.00	08/05/26
16A2	30506786	OF	Redmond	WA	Actual/360	3.032%	69,959.95	0.00	0.00	N/A	01/06/26	01/06/29	26,795,454.54	26,795,454.54	08/06/26
17A-1-16	30319473	MU	New York	NY	Actual/360	3.160%	68,027.78	0.00	0.00	N/A	03/06/30	--	25,000,000.00	25,000,000.00	08/06/26
17A-1-17	30319474				Actual/360	3.160%	4,081.67	0.00	0.00	N/A	03/06/30	--	1,500,000.00	1,500,000.00	08/06/26
18	30506864	OF	Southfield	MI	Actual/360	4.215%	83,153.30	35,890.71	0.00	N/A	03/01/31	--	22,909,874.56	22,873,983.85	08/01/26
19	30506879	OF	Lake Mary	FL	Actual/360	3.501%	69,556.18	38,901.59	0.00	N/A	03/06/31	--	23,071,957.29	23,033,055.70	08/06/26
20	30506780	MF	Olympia	WA	Actual/360	4.267%	74,889.97	0.00	0.00	N/A	03/06/31	--	20,380,000.00	20,380,000.00	08/06/26
21	30506849	IN	Fort Collins	CO	Actual/360	3.870%	58,722.85	27,701.16	0.00	N/A	03/06/31	--	17,621,258.83	17,593,557.67	08/06/26
22	30319475	SS	Doral	FL	Actual/360	3.610%	52,846.39	0.00	0.00	N/A	03/06/31	--	17,000,000.00	17,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23A2	30506543	RT	Willoughby	OH	Actual/360	4.038%	29,760.55	13,164.42	0.00	N/A	01/06/30	--	8,558,851.50	8,545,687.08	08/06/26
23A3	30506544				Actual/360	4.038%	26,601.61	11,767.08	0.00	N/A	01/06/30	--	7,650,370.01	7,638,602.93	08/06/26
24	30506838	MF	Jackson	TN	Actual/360	3.457%	46,602.76	0.00	0.00	N/A	03/01/31	--	15,655,000.00	15,655,000.00	08/01/26
25	30506797	RT	Various	Various	Actual/360	3.151%	37,580.05	0.00	0.00	N/A	02/06/31	--	13,850,000.00	13,850,000.00	08/06/26
26	30506854	MU	Houston	TX	Actual/360	3.890%	45,828.39	0.00	0.00	N/A	03/06/31	--	13,681,250.00	13,681,250.00	08/06/26
27	30506826	RT	Bronx	NY	Actual/360	3.840%	44,921.07	0.00	0.00	N/A	03/06/31	--	13,585,000.00	13,585,000.00	08/06/26
28	30506850	IN	Bridgeport	MI	Actual/360	3.820%	36,863.16	17,787.14	0.00	N/A	03/06/31	--	11,206,499.95	11,188,712.81	08/06/26
29	30506827	MU	Huntington Beach	CA	Actual/360	3.670%	30,022.64	0.00	0.00	N/A	03/06/31	--	9,500,000.00	9,500,000.00	08/06/26
30	30506682	OF	Brooklyn	NY	Actual/360	3.780%	30,922.50	0.00	0.00	N/A	01/06/31	--	9,500,000.00	9,500,000.00	08/06/26
31	30506848	MU	Hamden	CT	Actual/360	3.870%	28,448.01	16,197.35	0.00	N/A	03/06/31	--	8,536,536.65	8,520,339.30	08/06/26
33	30506881	IN	Salem	VA	Actual/360	4.094%	26,821.76	10,116.29	0.00	N/A	03/06/31	--	7,608,171.90	7,598,055.61	08/06/26
34	30506839	MU	Brooklyn	NY	Actual/360	3.920%	23,628.89	0.00	0.00	N/A	03/06/31	--	7,000,000.00	7,000,000.00	08/06/26
35	30530118	MU	Truckee	CA	Actual/360	3.841%	21,829.68	0.00	0.00	N/A	03/06/31	--	6,600,000.00	6,600,000.00	08/06/26
36	30315740	LO	Swedesboro	NJ	Actual/360	5.212%	25,563.01	10,177.40	0.00	N/A	11/01/28	--	5,695,717.28	5,685,539.88	08/01/26
37	30506842	RT	Valley Stream	NY	Actual/360	4.000%	21,286.67	0.00	0.00	N/A	03/06/31	--	6,180,000.00	6,180,000.00	08/06/26
38	30506853	IN	Bend	OR	Actual/360	3.780%	17,902.50	0.00	0.00	N/A	03/06/31	--	5,500,000.00	5,500,000.00	08/06/26
39	30506602	SS	Various	AL	Actual/360	3.830%	16,080.30	7,723.94	0.00	N/A	03/06/31	--	4,875,691.39	4,867,967.45	08/06/26
40	30506806	SS	Huntsville	TX	Actual/360	3.680%	9,336.48	4,829.29	0.00	N/A	02/06/31	--	2,946,295.66	2,941,466.37	08/06/26
Totals							3,295,918.07	422,507.19	0.00				1,086,402,624.90	1,085,980,117.71
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	23,631,631.00	25,965,456.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-13-9	795,164,691.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-15-9	795,164,691.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	15,654,993.60	3,513,042.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	15,654,993.60	3,513,042.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	6,405,206.28	2,312,948.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	23,396,245.28	6,528,744.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	23,396,245.28	6,528,744.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	7,848,404.86	1,678,157.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	7,848,404.86	1,678,157.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	10,373,427.40	8,825,089.46	05/01/25	04/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7A1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	4,754,970.79	1,194,569.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	4,104,980.87	1,126,434.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	3,393,591.40	3,387,883.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2	32,527,873.18	6,668,491.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,982,861.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	18,915,272.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2	13,013,808.01	3,485,934.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-1-16	52,929,689.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-1-17	52,929,689.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,155,681.90	1,558,140.38	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,171,832.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,704,077.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,282,258.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,036,442.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23A2	3,743,814.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A3	3,743,814.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,039,403.24	1,986,248.24	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,236,014.32	1,311,286.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,230,644.98	0.00	--	--	--	0.00	0.00	0.00	0.00	20,251.28	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	908,395.57	910,941.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	872,078.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	533,013.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	675,852.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	802,805.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	434,090.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	732,141.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	599,245.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	246,877.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,940,240,156.58	82,173,314.61				0.00	0.00	0.00	0.00	20,251.28	0.00
**	The Most Recent NOI and Fiscal NOI fields correspond to the financial data reported by the Master Servicer. An NOI of 0.00 means the Servicer did not report NOI figures in their loan level reporting.

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.522943%	3.508845%	48
07/17/26	0	0.00	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.523112%	3.509013%	49
06/17/26	0	0.00	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	1	8,515,000.00	3.523292%	3.509193%	50
05/15/26	0	0.00	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.523331%	3.508944%	51
04/17/26	0	0.00	0	0.00	0	0.00	1	75,000,000.00	0	0.00	1	11,261,882.78	0	0.00	0	0.00	3.523508%	3.509121%	52
03/17/26	0	0.00	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	1	50,000,000.00	3.523673%	3.509285%	53
02/18/26	0	0.00	0	0.00	0	0.00	1	75,000,000.00	0	0.00	1	26,795,454.54	1	204,545.46	0	0.00	3.545486%	3.531243%	52
01/16/26	0	0.00	0	0.00	0	0.00	1	75,000,000.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	3.545534%	3.531290%	53
12/17/25	0	0.00	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.545672%	3.531428%	54
11/18/25	0	0.00	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.545821%	3.531575%	55
10/20/25	0	0.00	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.545958%	3.531712%	56
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.546105%	3.531858%	57
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		32,480,994	32,480,994	0		0
37 - 48 Months		121,484,290	121,484,290	0		0
49 - 60 Months		772,029,166	697,029,166	0		75,000,000
> 60 Months		159,985,667	159,985,667	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,085,980,118	1,085,980,118	0	0	0	0
Jul-26	1,086,402,625	1,086,402,625	0	0	0	0
Jun-26	1,086,852,309	1,086,852,309	0	0	0	0
May-26	1,095,786,854	1,095,786,854	0	0	0	0
Apr-26	1,096,233,680	1,096,233,680	0	0	0	0
Mar-26	1,096,650,283	1,096,650,283	0	0	0	0
Feb-26	1,147,053,252	1,147,053,252	0	0	0	0
Jan-26	1,147,590,428	1,120,590,428	0	0	27,000,000	0
Dec-25	1,147,921,909	1,147,921,909	0	0	0	0
Nov-25	1,148,275,341	1,073,275,341	0	0	0	75,000,000
Oct-25	1,148,604,456	1,073,604,456	0	0	0	75,000,000
Sep-25	1,148,955,605	1,148,955,605	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4A1	30506862	0.00	3.21000%	0.00	3.21000%	8	12/24/25	12/24/25	01/09/26
14	30506840	0.00	3.50000%	0.00	3.50000%	8	09/19/22	09/19/22	11/10/22
16A2	30506786	0.00	3.03200%	0.00	3.03200%	8	01/08/26	01/06/26	01/28/26
28	30506850	0.00	3.82000%	0.00	3.82000%	8	03/13/26	03/13/26	03/31/26
33	30506881	0.00	4.09400%	0.00	4.09400%	8	08/08/24	08/08/24	08/30/24
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	19.58	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	19.58	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			19.58

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the “U.S. Risk Retention Special Notices” tab for the Benchmark 2021-B24 Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party’s compliance with the Retention Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28